CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Allowance for credit losses	$ 27	$ 30
Amortized cost	53,651	19,341
Mortgage loans on real estate allowance for credit losses	158	60
Private loans allowance for credit losses	97	44
Accumulated depreciation	232	325
Property and equipment accumulated depreciation	377	340
Intangible assets accumulated amortization	$ 106	$ 9
Par value (in dollars per share)	$ 25	$ 25
Treasury shares (in shares)		0
Class A exchangeable and Class B shareholders
Par value (in dollars per share)	$ 33.10	$ 33.42
Shares issued (in shares)	43,460,516	43,409,526
Shares outstanding (in shares)	41,460,516	43,409,526
Class C Shares
Par value (in dollars per share)	$ 1	$ 1
Shares issued (in shares)	201,116,647	102,056,784
Shares outstanding (in shares)	201,116,647	102,056,784
Class A Exchangeable Shares
Par value (in dollars per share)	$ 33.10	$ 33.42
Shares issued (in shares)	41,436,516	15,311,749
Shares outstanding (in shares)	41,436,516	15,311,749
Treasury shares (in shares)	2,000,000	0